Common Shareholders' Equity - Equity Rollforward (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance (in shares)	133
Repurchase of Common Shares	$ (14)
Common stock, shares issued ending balance (in shares)	133	133
Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance (in shares)	126	126	126
Dividend reinvestment, incentive and compensation plans		0	0
Repurchase of Common Shares	$ 0
Common stock, shares issued ending balance (in shares)	126	126	126
Treasury shares, share rollforward
Treasury shares, beginning balance (in shares)	18	19	22
Dividend reinvestment, incentive and compensation plans - Treasury shares		(1)	(3)
Repurchase of Common Shares	1
Treasury shares, ending balance (in shares)	19	18	19
Series A Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance (in shares)	7	7	7
Dividend reinvestment, incentive and compensation plans		0	0
Repurchase of Common Shares	$ 0
Common stock, shares issued ending balance (in shares)	7	7	7